Stock options (Tables)	12 Months Ended
Dec. 31, 2017
Stock Options Tables
Schedule stock option activity
	2017		2016		2015
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	-	-	20,692	3.44	20,692	3.44
Cancelled	-	-	(20,692)	(3.44)	-	-
Outstanding, end of year	-	-	-	-	20,692	3.44

Exercisable, end of year	-	-	-	-	-	-